Concentration Risk (Tables)	3 Months Ended
Mar. 31, 2026
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Percentage of the Group’s total revenue
Customer A	11%	27%
Customer B	* %	17%
Customer C	21%	*	%
Customer D	15%	*	%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Percentage of the Group’s accounts receivable
Customer E	12%	15%
Customer D	13%	*	%

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Percentage of the Group’s total purchase
Supplier A	* %	16%
Supplier B	14%	13%
Supplier C	16%	11%
Supplier D	11%	* %

*	represent percentage less than 10%